Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Customer Relationships	Assembled Workforce	Broadcasting Rights	Brand	Player Contracts	Goodwill	Total
	EUR	EUR	EUR	EUR	EUR	EUR	EUR
Cost:
At December 31, 2022	-	-	-	-	-	-	-
Additions	25,000	40,000	95,000	370,000	130,000	230,000	890,000
At June 30, 2023	25,000	40,000	95,000	370,000	130,000	230,000	890,000

Accumulated amortisation:
At December 31, 2022	-	-	-	-	-	-	-
Amortisation for the period	833	-	3,167	6,167	10,833	-	21,000
At June 30, 2023	833	-	3,167	6,167	10,833	-	21,000

Carrying amount:
At December 31, 2022	-	-	-	-	-	-	-
Update at June 30, 2023	24,167	40,000	91,833	363,833	191,167	230,000	869,000